Cash and Cash Equivalents and Pledged Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Schedule of Cash and Cash Equivalents and Pledged Bank Deposits
	2024	2023
	US$	US$

Cash and bank balances	23,005,589	14,152,465
Time deposits	19,701,267	54,677,296

	42,706,856	68,829,761
Less: Pledged bank deposits	(185,336)	(188,745)

Cash and cash equivalents	42,521,520	68,641,016